Document and Entity Information	Nov. 22, 2022
Cover [Abstract]
Entity Registrant Name	HAIN CELESTIAL GROUP INC
Amendment Flag	false
Entity Central Index Key	0000910406
Document Type	8-K
Document Period End Date	Nov. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	0-22818
Entity Tax Identification Number	22-3240619
Entity Address, Address Line One	1111 Marcus Avenue
Entity Address, City or Town	Lake Success
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11042
City Area Code	(516)
Local Phone Number	587-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	HAIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false